T. ROWE PRICE Target 2005 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 63.2%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  9,739 226 286 2,084,453 9,901
New Income Fund  8,967 277 289 1,146,864 9,301
International Bond Fund (USD
Hedged)  3,133 180 98 385,754 3,279
Emerging Markets Bond Fund  2,192 74 66 243,208 2,269
High Yield Fund  2,045 73 57 354,625 2,117
Dynamic Global Bond Fund  2,080 90 66 271,281 2,089
U.S. Treasury Long-Term Index
Fund  1,592 46 64 219,577 1,695
Dynamic Credit Fund  860 34 27 98,654 874
Floating Rate Fund  786 30 127 74,296 690
Total Bond Mutual Funds (Cost $33,870) 32,215
EQUITY MUTUAL FUNDS 34.3%
T. Rowe Price Funds:
Value Fund  2,470 43 65 51,889 2,574
Growth Stock Fund  2,305 39 163 21,625 2,286
Hedged Equity Fund  1,699 30 64 141,224 1,763
U.S. Large-Cap Core Fund  1,621 28 35 38,843 1,692
Equity Index 500 Fund  1,269 107 65 9,405 1,400
Overseas Stock Fund  1,239 21 41 90,261 1,258
International Value Equity Fund  1,182 20 29 65,980 1,226
Real Assets Fund  1,113 40 30 76,304 1,167
International Stock Fund  1,050 19 33 51,771 1,098
Mid-Cap Growth Fund  620 10 34 5,682 624
Mid-Cap Value Fund  563 9 18 15,979 576
Emerging Markets Discovery Stock
Fund  420 8 11 29,983 431
Small-Cap Value Fund  350 5 6 6,528 375
Emerging Markets Stock Fund  355 7 11 10,428 365
Small-Cap Stock Fund  322 5 6 5,385 342
New Horizons Fund (2) 259 5 7 4,625 271
Total Equity Mutual Funds (Cost $12,016) 17,448
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  7 155 156 66 6
Total Other Mutual Funds (Cost $6) 6

T. ROWE PRICE Target 2005 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds  2.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 1,165 333 167 1,330,512 1,331
Total Short-Term Investments (Cost $1,331) 1,331
Total Investments in Securities 100.1%
(Cost $47,223) $ 51,000
Other Assets Less Liabilities (0.1)% (27)
Net Assets 100.0% $ 50,973
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 7 $ 17
Dynamic Global Bond Fund  (6) (15) 30
Emerging Markets Bond Fund  (9) 69 36
Emerging Markets Discovery Stock Fund  1 14 —
Emerging Markets Stock Fund  — 14 —
Equity Index 500 Fund  2 89 4
Floating Rate Fund  (2) 1 17
Growth Stock Fund  52 105 —
Hedged Equity Fund  11 98 —
High Yield Fund  (4) 56 38
International Bond Fund (USD Hedged)  (8) 64 31
International Stock Fund  5 62 —
International Value Equity Fund  2 53 —
Limited Duration Inflation Focused Bond Fund  (15) 222 17
Mid-Cap Growth Fund  1 28 —
Mid-Cap Value Fund  6 22 —
New Horizons Fund  — 14 —
New Income Fund  (40) 346 113
Overseas Stock Fund  16 39 —
Real Assets Fund  1 44 —
Small-Cap Stock Fund  2 21 —
Small-Cap Value Fund  2 26 —
Transition Fund  (1) — —
U.S. Large-Cap Core Fund  8 78 —
U.S. Treasury Long-Term Index Fund  (18) 121 17
Value Fund  10 126 —
U.S. Treasury Money Fund, 5.36% — — 17
Totals $ 16# $ 1,704 $ 337+

T. ROWE PRICE Target 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $337 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2005 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F182-054Q1 08/24